iShares®

iShares Trust

Supplement dated January 27, 2010

to the Prospectus dated July 1, 2009

(as revised December 1, 2009) (the “Prospectus”) for the

iShares S&P National AMT-Free Municipal Bond Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus.

Effective immediately, under the section entitled “Principal Investment Strategies” the following information replaces similar information on page 2 of the Prospectus:

“The Fund generally invests at least 80% of its assets in the securities of its Underlying Index and generally invests 90% of its assets in the securities of its Underlying Index and in securities that provide substantially similar exposure to the securities in its Underlying Index. The Fund may at times invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents (including money market funds affiliated with BFA), as well as in municipal bonds not included in its Underlying Index, but which BFA believes will help the Fund track its Underlying Index. For example, the Fund may invest in municipal bonds not included in the Underlying Index in order to reflect prospective changes in the Underlying Index (such as index reconstitutions, additions and deletions). The Fund will generally hold municipal bond securities issued by state and local municipalities whose interest is exempt from federal income tax and the federal AMT. In addition, the Fund intends to invest any cash assets in one or more affiliated tax-free money market funds.”

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A.
IS-A-MUB-S1

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iShares®

iShares Trust

Supplement dated January 27, 2010

to the Prospectus dated July 1, 2009

(as revised December 1, 2009) (the “Prospectus”) for the

iShares S&P New York AMT-Free Municipal Bond Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus.

Effective immediately, under the section entitled “Principal Investment Strategies” the following information replaces similar information beginning on page 2 of the Prospectus:

“The Fund will generally invest at least 80% of its assets in the securities of its Underlying Index and will generally invest 90% of its assets in the securities of its Underlying Index and in securities that provide substantially similar exposure to the securities in its Underlying Index. The Fund may at times invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents (including money market funds affiliated with BFA), as well as in municipal bonds not included in its Underlying Index, but which BFA believes will help the Fund track its Underlying Index. For example, the Fund may invest in municipal bonds not included in the Underlying Index in order to reflect prospective changes in the Underlying Index (due to factors such as future corporate actions and index reconstitutions, additions and deletions). The Fund will generally hold municipal bond securities issued by the State of New York and its municipalities whose interest is exempt from federal and New York state income tax and the federal AMT. In addition, the Fund intends to invest any cash assets in one or more affiliated tax-free (i.e., exempt from New York State income tax and Federal AMT) money market funds.”

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A.
IS-A-NYF-S1

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iShares®

iShares Trust

Supplement dated January 27, 2010

to the Prospectus dated July 1, 2009

(as revised December 1, 2009) (the “Prospectus”) for the

iShares S&P California AMT-Free Municipal Bond Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus.

Effective immediately, under the section entitled “Principal Investment Strategies” the following information replaces similar information found on page 2 of the Prospectus:

“The Fund generally will invest at least 80% of its assets in the securities of its Underlying Index and will generally invest 90% of its assets in the securities of its Underlying Index and in securities that provide substantially similar exposure to the securities in its Underlying Index. The Fund may at times invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents (including money market funds affiliated with BFA), as well as in municipal bonds not included in its Underlying Index, but which BFA believes will help the Fund track its Underlying Index. For example, the Fund may invest in municipal bonds not included in the Underlying Index in order to reflect prospective changes in the Underlying Index (due to factors such as future corporate actions and index reconstitutions, additions and deletions). The Fund will generally hold municipal bond securities issued by the State of California and its municipalities whose interest is exempt from federal and California state income tax and the federal AMT. In addition, the Fund intends to invest any cash assets in one or more affiliated tax-free (i.e., exempt from California State income tax and Federal AMT) money market funds.”

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A.
IS-A-CMF-S1

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iShares®

iShares Trust

Supplement dated January 27, 2010

to the Prospectus dated July 1, 2009

(as revised December 1, 2009) (the “Prospectus”) for the

iShares S&P Short Term National AMT-Free Municipal Bond Fund

(the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus.

Effective immediately, under the section entitled “Principal Investment Strategies” the following information replaces similar information found on page 2 of the Prospectus:

“The Fund generally invests at least 80% of its assets in securities of its Underlying Index. The Fund may invest the remainder of its assets in securities not included in its Underlying Index but which BFA believes will help the Fund track its Underlying Index, and in futures contracts, options on futures contracts, options and swaps as well as cash and cash equivalents, including shares of money market funds affiliated with BFA.”

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A.
IS-A-SUB-S1

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iShares®

iShares Trust

Supplement dated January 27, 2010

to the Statement of Additional Information (“SAI”)

dated July 1, 2009 (as revised December 1, 2009)

for the iShares S&P California AMT-Free Municipal Bond Fund,

iShares S&P National AMT-Free Municipal Bond Fund,

iShares S&P New York AMT-Free Municipal Bond Fund, and the

iShares S&P Short-Term National AMT-Free Municipal Bond Fund (collectively, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the SAI for the Funds.

Effective immediately, under the section “Investment Strategies and Risks” the fourth and fifth paragraphs on page 5 of the SAI are hereby deleted in their entirety and replaced with the following:

“Each of the iShares S&P California AMT-Free Municipal Bond Fund, iShares S&P National AMT-Free Municipal Bond Fund, and iShares S&P New York AMT-Free Municipal Bond Fund (the “Municipal Bond Funds”) generally invests at least 80% of its assets in the securities of its Underlying Index and will generally invest 90% of its assets in the securities of its Underlying Index and in securities that provide substantially similar exposure to the securities in its Underlying Index. Each Municipal Bond Fund may at times invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents (including money market funds affiliated with BFA), as well as in municipal bonds not included in its Underlying Index, but which BFA believes will help each Municipal Bond Fund track its Underlying Index. For example, each Municipal Bond Fund may invest in municipal bonds not included in its Underlying Index in order to reflect prospective changes in its Underlying Index (such as index reconstitutions, additions and deletions). Each of the iShares S&P California AMT-Free Municipal Bond Fund and iShares S&P New York AMT-Free Municipal Bond Fund will generally hold municipal bond securities issued by its respective State and local municipalities whose interest is exempt from federal and State income tax and the federal alternative minimum tax (“AMT”). The iShares S&P National AMT-Free Municipal Bond Fund will generally hold municipal bond securities issued by state and local municipalities whose interest is exempt from federal income tax and the federal AMT. In addition, each Municipal Bond Fund intends to invest any cash assets in one or more affiliated tax free money market funds.

The iShares S&P Short Term National AMT-Free Municipal Bond Fund generally invests at least 80% of its assets in securities of its Underlying Index. The Fund may invest the remainder of its assets in securities not included in its Underlying Index but which BFA believes will help the Fund track its Underlying Index, and in futures contracts, options on futures contracts, options and swaps as well as cash and cash equivalents, including shares of money market funds affiliated with BFA.”

Also effective immediately, the second paragraph under the section entitled “Lending Portfolio Securities” beginning on page 12 of the SAI is hereby deleted in its entirety and replaced with the following:

“With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Funds are compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of each lending Fund or through one or more joint accounts or money market funds, including those affiliated with BFA; such reinvestments are subject to investment risk.”

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A.	IS-SAI-02-S1

PLEASE RETAIN THIS SUPPLEMENT

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